RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Mar. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 634,785	$ 610,384
Trade receivables, allowances for credit losses		21,702	18,001
Derecognized trade receivables under non-recourse facilitates		18,100	11,900
Derecognized trade receivables under facilitates with recourse provisions		255,000	237,200
Net advances to growers		125,900	117,400
Other receivables		157,700	152,200
Other receivables, allowances for credit losses		21,200	21,500
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		45,100	39,800
Other receivables, allowances for credit losses		13,800	14,700
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 14,900	$ 12,900
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	5 years
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years